Schedule of Investments

ARK Genomic Revolution ETF

April 30, 2025 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.3%

Biotechnology - 60.0%
Absci Corp.*†	9,755,924	$29,950,686
Amgen, Inc.	58,211	16,934,744
Arcturus Therapeutics Holdings, Inc.*†	1,847,075	23,661,031
Beam Therapeutics, Inc.*	1,979,067	39,442,805
CareDx, Inc.*	2,156,032	36,393,820
Compass Pathways PLC (United Kingdom)*(a)	1,658,908	6,602,454
CRISPR Therapeutics AG (Switzerland)*	1,954,821	75,592,928
Incyte Corp.*	154,329	9,670,255
Intellia Therapeutics, Inc.*	2,873,932	25,491,777
Ionis Pharmaceuticals, Inc.*	919,489	28,237,507
Natera, Inc.*	374,703	56,553,924
Nurix Therapeutics, Inc.*	1,580,762	18,226,186
Prime Medicine, Inc.*	2,335,004	4,039,557
Recursion Pharmaceuticals, Inc., Class A*	11,777,944	65,838,707
Regeneron Pharmaceuticals, Inc.	12,610	7,550,364
Twist Bioscience Corp.*	2,108,236	80,787,603
Veracyte, Inc.*	1,151,024	35,106,232
Vertex Pharmaceuticals, Inc.*	24,160	12,309,520
Total Biotechnology		572,390,100

Electronic Equipment, Instruments & Components - 1.5%
908 Devices, Inc.*†	2,664,254	14,466,899

Health Care Equipment & Supplies - 2.6%
Butterfly Network, Inc.*	6,452,561	15,098,993
Cerus Corp.*	6,997,281	9,236,411
Total Health Care Equipment & Supplies		24,335,404

Health Care Providers & Services - 6.4%
Guardant Health, Inc.*	1,297,324	61,272,613

Health Care Technology - 6.6%
Schrodinger, Inc.*	1,973,952	50,592,390
Veeva Systems, Inc., Class A*	50,070	11,700,858
Total Health Care Technology		62,293,248

Life Sciences Tools & Services - 22.2%
10X Genomics, Inc., Class A*	3,240,049	26,795,205
Adaptive Biotechnologies Corp.*	5,956,154	43,837,293
Illumina, Inc.*	141,461	10,977,373
Pacific Biosciences of California, Inc.*	11,317,188	12,562,079
Personalis, Inc.*†	6,773,416	25,603,513
Quantum-Si, Inc.*	8,008,626	9,129,834
Standard BioTools, Inc.*	3,173,427	3,522,504
Tempus AI, Inc.*	1,530,834	79,098,193
Total Life Sciences Tools & Services		211,525,994
Total Common Stocks
(Cost $2,713,061,767)		946,284,258
MONEY MARKET FUND–0.4%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.20% (b)
(Cost $4,267,975)	4,267,975	4,267,975
Total Investments–99.7%
(Cost $2,717,329,742)		950,552,233
Other Assets in Excess of Liabilities–0.3%		3,325,714
Net Assets–100.0%		$953,877,947

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2025.

Schedule of Investments (continued)

ARK Genomic Revolution ETF

April 30, 2025 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2024(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2025	Value ($) at 4/30/2025(a)
Common Stocks — 9.8%
Biotechnology — 5.6%

Absci Corp.
24,990,376	56,522,732	(39,229,784)	2,183,661	(14,516,299)	–	–	–	9,755,924	29,950,686

Arcturus Therapeutics Holdings, Inc.
45,569,126	46,874,563	(46,790,671)	(2,982,553)	(19,009,434)	–	–	–	1,847,075	23,661,031

CareDx, Inc. ^
97,345,523	70,057,402	(138,759,749)	(86,052,483)	–	93,803,127	–	–	2,156,032	36,393,820

Repare Therapeutics, Inc. ^
9,725,317	4,795,821	(8,676,196)	(81,223,984)	–	75,379,042	–	–	–	–

Electronic Equipment, Instruments & Components — 1.5% 908 Devices, Inc.
22,657,608	11,122,248	(15,999,926)	(42,578,362)	39,265,331	–	–	–	2,664,254	14,466,899

Health Care Equipment & Supplies — 0.0% Butterfly Network, Inc. ^
11,946,968	26,329,987	(35,471,439)	(51,108,905)	–	63,402,382	–	–	6,452,561	15,098,993

Health Care Providers & Services — 0.0% Accolade, Inc. ^
22,871,518	16,368,787	(51,729,693)	(218,388,112)	–	230,877,500	–	–	–	–

Life Sciences Tools & Services — 2.7% Adaptive Biotechnologies Corp. ^
54,689,649	70,898,495	(108,907,211)	(161,701,988)	–	188,858,348	–	–	5,956,154	43,837,293

Personalis, Inc.
22,038,148	48,827,054	(43,886,850)	(1,611,346)	236,507	–	–	–	6,773,416	25,603,513

Quantum-Si, Inc. ^
13,382,946	16,710,012	(27,145,631)	(25,238,632)	–	31,421,139	–	–	8,008,626	9,129,834
$325,217,179	$368,507,101	$(516,597,150)	$(668,702,704)	$5,976,105	$683,741,538	$–	$–	43,614,042	$198,142,069

(a)	The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of April 30, 2025.
^	As of April 30, 2025, the company was no longer considered to be an affiliated security.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Schedule of Investments (continued)

ARK Genomic Revolution ETF

April 30, 2025 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2025, based upon the three levels defined above:

ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$946,284,258	$–	$–	$946,284,258
Money Market Fund	4,267,975	–	–	4,267,975
Total	$950,552,233	$–	$–	$950,552,233

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.